Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Accrued Liabilities Current and Other Liabilities Current [Abstract]
Schedule of accrued expenses and other current liabilities
	As of March 31,
	2019	2020
	$	$

Accrued payroll	822	134
Accrued housing allowance	294	214
Accrued other social benefits	1,087	1,167
Deposits received from customers	25	39
Unbilled purchases from suppliers	35	-
Accrued audit fee	251	430
Others	475	310
	2,989	2,294